Related Party Transactions (Details) - USD ($)				1 Months Ended		3 Months Ended		10 Months Ended
		Apr. 01, 2015	Oct. 20, 2014	Apr. 30, 2015	Feb. 28, 2015	Mar. 31, 2015	Mar. 31, 2014	Oct. 19, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Imbalances payable to affiliates	[1]					$ 5,900,000			$ 2,700,000
Affiliates
Related Party Transaction [Line Items]
Sales of natural gas transportation services to affiliates						700,000
Capital expenditures						2,400,000
Imbalances payable to affiliates						5,800,000			2,500,000
Affiliates | Pension and Other Postretirement Benefit Liabilities
Related Party Transaction [Line Items]
Amounts due to Dominion associated with benefit plans						4,600,000			$ 4,400,000
Affiliates | Predecessor
Related Party Transaction [Line Items]
Sales of natural gas transportation services to affiliates							$ 800,000
Capital expenditures							2,000,000
Affiliates | Predecessor | Payables to Affiliates
Related Party Transaction [Line Items]
Advance from affiliate										$ 20,000,000
Affiliates | Dominion | DCG | Partnership Interest | Subsequent Event
Related Party Transaction [Line Items]
Equity contribution from Dominion		$ 1,000,000
Affiliates | Purchased gas from affiliates
Related Party Transaction [Line Items]
Purchased gas from affiliates						200,000
Affiliates | Purchased gas from affiliates | Predecessor
Related Party Transaction [Line Items]
Purchased gas from affiliates							200,000
Affiliates | Services provided by DRS
Related Party Transaction [Line Items]
Goods and services provided by affiliates	[2],[3]					5,500,000
Affiliates | Services provided by DRS | Predecessor
Related Party Transaction [Line Items]
Goods and services provided by affiliates	[2],[3]						3,300,000
Affiliates | Goods and services provided by affiliates to Cove Point
Related Party Transaction [Line Items]
Goods and services provided by affiliates	[3]					$ 1,700,000
Affiliates | Goods and services provided by affiliates to Cove Point | Predecessor
Related Party Transaction [Line Items]
Goods and services provided by affiliates	[3]						$ 700,000
Affiliates | Credit Facility with Dominion | IPO | Line of Credit
Related Party Transaction [Line Items]
Borrowing capacity			$ 300,000,000
Affiliates | Tax Sharing Agreement | Equity contribution from Dominion related to income taxes
Related Party Transaction [Line Items]
Equity contribution from Dominion			$ 147,900,000
Affiliates | Tax Sharing Agreement | Predecessor | Equity contribution from Dominion related to income taxes
Related Party Transaction [Line Items]
Equity contribution from Dominion								$ 1,200,000
Affiliates | Tax Sharing Agreement | DCG | Equity contribution from Dominion related to income taxes | Subsequent Event
Related Party Transaction [Line Items]
Settlement of income taxes payable and net deferred income taxes through an equity transaction with Dominion		$ 13,400,000
Affiliates | Capital Expenditures related to Liquefaction Project | Subsequent Event
Related Party Transaction [Line Items]
Contributions from Dominion				$ 205,200,000
Affiliates | Contribution to Fund Operations | DCG | Predecessor
Related Party Transaction [Line Items]
Contributions from Dominion					$ 1,300,000

[1]	See Note 13 for amounts attributable to related parties.
[2]	Dominion Midstream determined that neither it nor any of its consolidated entities is the most closely associated entity with DRS, an affiliated variable interest entity, and therefore none is the primary beneficiary. DRS provides accounting, legal, finance and certain administrative and technical services to all Dominion subsidiaries, including Dominion Midstream. Neither Dominion Midstream nor any of its consolidated subsidiaries has an obligation to absorb more than its allocated share of DRS costs. Dominion Midstream determined that neither it nor any of its consolidated entities is the most closely associated entity with Dominion Payroll, an affiliated variable interest entity, and therefore none is the primary beneficiary. Dominion Payroll provides human resources and operations services to certain Dominion subsidiaries, including Dominion Midstream. Neither Dominion Midstream nor any of its consolidated entities has an obligation to absorb more than its allocated share of Dominion Payroll costs.
[3]	Includes $2.4 million and $2.0 million of capitalized expenditures for each of the three months in 2015 and 2014, respectively.